Loans and Allowance for Credit Losses - Summary of Loans by Portfolio Type and Delinquency Status of those that Continue to Accrue Interest and are Nonperforming (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 257,721	$ 244,327
Accruing 30-89 Days Past Due	1,105	1,113
Accruing 90 Days or More Past Due	831	945
Nonperforming	1,192	1,466
Total loans, excluding covered loans	256,253	242,570
Total loans	260,849	247,851
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	87,863	79,977
Accruing 30-89 Days Past Due	317	247
Accruing 90 Days or More Past Due	48	41
Nonperforming	174	112
Total loans, excluding covered loans	88,402	80,377
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	41,907	42,406
Accruing 30-89 Days Past Due	89	110
Accruing 90 Days or More Past Due	14	20
Nonperforming	127	259
Total loans, excluding covered loans	42,137	42,795
Residential Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	52,438	50,330
Accruing 30-89 Days Past Due	170	221
Accruing 90 Days or More Past Due	176	204
Nonperforming	712	864
Total loans, excluding covered loans	53,496	51,619
Other Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	50,745	48,764
Accruing 30-89 Days Past Due	224	238
Accruing 90 Days or More Past Due	75	75
Nonperforming	162	187
Total loans, excluding covered loans	51,206	49,264
Credit Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	20,532	18,046
Accruing 30-89 Days Past Due	243	229
Accruing 90 Days or More Past Due	228	210
Nonperforming	9	30
Total loans, excluding covered loans	21,012	18,515
Total Loans, Excluding Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	253,485	239,523
Accruing 30-89 Days Past Due	1,043	1,045
Accruing 90 Days or More Past Due	541	550
Nonperforming	1,184	1,452
Total loans, excluding covered loans	256,253	242,570
Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	4,236	4,804
Accruing 30-89 Days Past Due	62	68
Accruing 90 Days or More Past Due	290	395
Nonperforming	8	14
Total loans	$ 4,596	$ 5,281